Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 286,053
Ending balance	318,843	€ 286,053
Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158,311
Ending balance	158,193	158,311
Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	58,367
Ending balance	71,778	58,367
Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,577
Ending balance	32,737	28,577
Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,798
Ending balance	56,135	40,798
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	328,155	231,337
Additions	64,298	103,756
Disposals	(1,989)	(2,104)
Transfers		(482)
Impact of foreign currency translation	(606)	(4,352)
Ending balance	389,858	328,155
Cost | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	165,561	73,127
Additions	6,734	1,967
Disposals	(141)	(251)
Transfers	2,266	93,920
Impact of foreign currency translation	(317)	(3,202)
Ending balance	174,103	165,561
Cost | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	79,634	66,594
Additions	3,307	1,461
Disposals	(607)	(606)
Transfers	23,551	12,080
Impact of foreign currency translation		105
Ending balance	105,885	79,634
Cost | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,162	30,612
Additions	3,560	3,376
Disposals	(1,231)	(1,247)
Transfers	9,459	10,631
Impact of foreign currency translation	(215)	(1,210)
Ending balance	53,735	42,162
Cost | Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	40,798	61,004
Additions	50,697	96,952
Disposals	(10)
Transfers	(35,276)	(117,113)
Impact of foreign currency translation	(74)	(45)
Ending balance	56,135	40,798
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(42,102)	(26,329)
Depreciation	(29,884)	(20,968)
Disposals	1,742	1,763
Impairment	(890)
Impact of foreign currency translation	119	3,432
Ending balance	(71,015)	(42,102)
Accumulated Depreciation | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(7,250)	(5,904)
Depreciation	(8,827)	(4,124)
Disposals	139	219
Transfers	(9)	54
Impact of foreign currency translation	37	2,505
Ending balance	(15,910)	(7,250)
Accumulated Depreciation | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(21,267)	(11,800)
Depreciation	(12,373)	(9,737)
Disposals	423	373
Impairment	(890)
Impact of foreign currency translation		(103)
Ending balance	(34,107)	(21,267)
Accumulated Depreciation | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13,585)	(8,625)
Depreciation	(8,684)	(7,107)
Disposals	1,180	1,171
Transfers	9	(54)
Impact of foreign currency translation	82	1,030
Ending balance	€ (20,998)	€ (13,585)